Subordinated Loans - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated loans | €			€ 933	€ 1,909	€ 4,646
New issuances | €			€ 1,089	€ 1,746	€ 1,859
Perpetual additional Tier 1 contingent convertible capital securities [Member]
Disclosure of detailed information about borrowings [line items]
Debt instruments coupon rate		6.75%
New issuances | $		$ 1,125
Perpetual Hybrid Capital Securities [Member]
Disclosure of detailed information about borrowings [line items]
Debt instruments coupon rate			6.375%
Redemption of subordinated loans | $	$ 1,045
Subordinated Loans [Member]
Disclosure of detailed information about borrowings [line items]
Average interest rate			4.45%		4.44%